INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of Company's net deferred tax assets

	December 31, 2020	December 31, 2019
Deferred tax assets
Net operating loss carryforward	$49,154	$—
Unrealized gain on marketable securities	(6,726)	—
Total deferred tax assets	42,428	—
Valuation Allowance	(42,428)	—
Deferred tax assets	$—	$—

Schedule of components of income tax provision

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(42,428)	—
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	(42,428)	—
Income tax provision	$—	$—

Schedule of reconciliation of the statutory federal income tax rate to the Company's effective tax rate (benefit)

	December 31,	December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Business combination expenses	(17.1)%	0.0%
Meals and entertainment	0.0%	0.3%
Valuation allowance	(3.9)%	0.0%
Income tax provision	0.0%	21.3%